Item 1. Report to Shareholders

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]
GROWTH & INCOME FUND
As of 12/31/03

Lipper Large-Cap Core Funds Index   $24,271
Growth & Income Fund   $24,101
S&P 500 Stock Index   $28,563

                       S&P 500        Lipper Large-Cap       Growth &
                      Stock Index     Core Funds Index      Income Fund
--------------------------------------------------------------------------------
12/93                   $10,000             $10,000           $10,000
12/94                    10,132               9,892             9,985
12/95                    13,940              13,033            13,073
12/96                    17,140              15,620            16,424
12/97                    22,859              20,184            20,289
12/98                    29,392              25,621            22,311
12/99                    35,576              30,578            23,155
12/00                    32,337              28,325            25,231
12/01                    28,493              24,689            24,683
12/02                    22,196              19,447            18,797
12/03                    28,563              24,271            24,101

Average Annual Compound Total Return

Periods Ended 12/31/03                          1 Year     5 Years     10 Years
--------------------------------------------------------------------------------

Growth & Income Fund                            28.22%       1.56%        9.20%
S&P 500 Stock Index                             28.68       -0.57        11.07
Lipper Large-Cap Core
Funds Index                                     24.80       -1.08         9.27

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund returned 28.22% during the 12 months ended December 31, 2003. The fund outpaced its Lipper Large-Cap Core Funds Index and performed roughly in line with the S&P 500 Stock Index, as you can see from the table on the previous page. The fund especially benefited from its allocations to financial services and materials stocks, sectors that were well-positioned for the rebounding economy.

As you know, the fund's investment objective is to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in larger-cap, dividend-paying stocks. The fund employs a value approach in selecting companies we expect will grow over time and support a growing dividend payment, as well as some stocks that do not pay dividends currently but offer prospects for appreciation and future dividends.

[Graphic Omitted]
Major Index Returns
Period Ended 12/31/03
                                 12-Month Return
--------------------------------------------------------------------------------

S&P 500 Stock Index                          29%
S&P MidCap 400 Index                         36%
Russell 2000 Index                           47%
Nasdaq Composite                             50%

The Major Index Returns chart shows how various domestic stock markets performed over the past 12 months. As you can see, domestic stocks registered solid returns, with the technology-heavy Nasdaq Composite and the small-cap Russell 2000 showing the best results. Mid-cap stocks also outperformed large-cap stocks, as represented by the S&P 500 Stock Index.

The Top 5 Sectors table shows how the fund's assets were allocated as of December 31, 2003. Financial services stocks were the largest sector allocation at 24.3% of net assets, down from 28.3% a year earlier. Our allocation to consumer discretionary stocks rose to 14.5% from 8.9% at the end of 2002, while our health care holdings dropped from 15.4% to 10.0%.

Top 5 Sectors
                                          Percent of Net Assets
                                         12/31/02      12/31/03
--------------------------------------------------------------------------------

Financials                                  28.4%         24.3%
Consumer Discretionary                       8.9          14.5
Industrials and Business Services            8.8          11.3
Information Technology                      11.7          11.1
Health Care                                 15.4          10.0

For comparison purposes, we have restated the historical weightings to incorporate changes made to the sector and industry classification system.

The Best and Worst Contributors table shows the top- and bottom-five contributors to the fund's performance during the year. Financial services companies Citigroup and U.S. Bancorp were the top positive contributors, while pharmaceutical company Schering-Plough was the worst detractor.


Best and Worst Contributors
12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------
Citigroup
U.S. Bancorp
Alcoa
J.P. Morgan Chase
Home Depot

Worst Contributors
--------------------------------------------------------------------------------
Schering-Plough
AT&T **
Verizon Communications
Concord EFS **
Baxter International **

** Position eliminated

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman
January 20, 2004

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                             Year
                            Ended
                         12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning of period      $  17.11   $  22.82   $  24.44   $  24.44   $  26.25

Investment activities

  Net investment
  income (loss)              0.19       0.17       0.25       0.34       0.49

  Net realized and
  unrealized gain (loss)     4.61      (5.57)     (0.83)      1.83       0.46

  Total from
  investment activities      4.80      (5.40)     (0.58)      2.17       0.95

Distributions

  Net investment income     (0.19)     (0.16)     (0.26)     (0.34)     (0.51)

  Net realized gain              -     (0.15)     (0.78)     (1.83)     (2.25)

  Total distributions       (0.19)     (0.31)     (1.04)     (2.17)     (2.76)

NET ASSET VALUE

End of period            $  21.72   $  17.11   $  22.82   $  24.44   $  24.44
                         -----------------------------------------------------

Ratios/Supplemental Data

Total return^               28.22%    (23.84)%    (2.17)%     8.97%      3.78%

Ratio of total expenses to
average net assets           0.82%      0.81%      0.81%      0.77%      0.77%

Ratio of net investment
income (loss) to average
net assets                   1.02%      0.84%      1.08%      1.35%      1.78%

Portfolio turnover rate      40.5%      44.7%      65.9%      80.3%      20.3%

Net assets, end of period
(in millions)            $   1,964  $   1,675  $   2,394  $   2,989  $   3,440

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Portfolio of Investments (ss.)                           Shares          Value
--------------------------------------------------------------------------------
                                                                       ($ 000s)
COMMON STOCKS   98.1%

CONSUMER DISCRETIONARY   14.5%

Automobiles   0.9%

Harley-Davidson                                         385,000         18,299

                                                                        18,299

Hotels, Restaurants & Leisure   1.5%

Carnival                                                250,000          9,932

MGM Mirage *                                            500,000         18,805

                                                                        28,737

Household Durables   1.2%

Newell Rubbermaid                                     1,002,000         22,816

                                                                        22,816

Leisure Equipment & Products   0.7%

Eastman Kodak                                           525,000         13,477

                                                                        13,477

Media   7.4%

Cablevision Systems, Class A *                          615,000         14,385

Clear Channel Communications                            515,000         24,117

Disney                                                  755,000         17,614

New York Times, Class A                                 450,000         21,505

News Corporation  ADR                                   432,000         13,068

Time Warner *                                         1,210,000         21,768

Viacom, Class B                                         733,000         32,531

                                                                       144,988

Multiline Retail   0.7%

Family Dollar Stores                                    280,000         10,047

Kohl's *                                                105,300          4,732

                                                                        14,779

Specialty Retail   2.1%

Home Depot                                              800,000         28,392

TJX                                                     580,000         12,789

                                                                        41,181

Total Consumer Discretionary                                           284,277

CONSUMER STAPLES   7.1%

Beverages   1.7%

Coca-Cola                                               325,000         16,494

PepsiCo                                                 365,000         17,016

                                                                        33,510

Food & Staples Retailing   1.9%

Sysco                                                   565,000         21,035

Wal-Mart                                                325,000         17,241

                                                                        38,276

Food Products   1.2%

Campbell Soup                                           420,000         11,256

General Mills                                           270,000         12,231

                                                                        23,487

Personal Products   0.7%

Gillette                                                350,000         12,856

                                                                        12,856

Tobacco   1.6%

Altria Group                                            575,000         31,291

                                                                        31,291

Total Consumer Staples                                                 139,420

ENERGY   7.0%

Energy Equipment & Services   3.1%

Baker Hughes                                            620,000         19,939

Schlumberger                                            255,000         13,954

Transocean *                                          1,090,000         26,171

                                                                        60,064


Oil & Gas   3.9%

Amerada Hess                                            270,000         14,356

BP ADR                                                  420,000         20,727

ChevronTexaco                                           210,000         18,141

Exxon Mobil                                             315,000         12,915

Royal Dutch Petroleum ADS                               210,000         11,002

                                                                        77,141

Total Energy                                                           137,205

FINANCIALS   24.2%

Capital Markets   8.4%

Bank of New York                                        505,000         16,726

Charles Schwab                                          800,000          9,472

Franklin Resources                                      245,000         12,755

Goldman Sachs Group                                     180,000         17,771

J.P. Morgan Chase                                       925,000         33,975

Mellon Financial                                        925,000         29,702

Morgan Stanley                                          426,000         24,653

State Street                                            380,000         19,790

                                                                       164,844

Commercial Banks   3.2%

Comerica                                                420,000         23,545

U.S. Bancorp                                          1,320,000         39,310

                                                                        62,855

Consumer Finance   1.7%

American Express                                        380,000         18,327

SLM Corporation                                         400,000         15,072

                                                                        33,399

Diversified Financial Services   3.0%

Citigroup                                               995,000         48,297

Principal Financial Group                               332,000         10,979

                                                                        59,276

Insurance   6.6%

American International Group                            321,000         21,276

Berkshire Hathaway, Class A *                               130         10,952

China Life Insurance ADR *                               38,000          1,253

Marsh & McLennan                                        433,400         20,756

Prudential                                              200,000          8,354

SAFECO                                                  338,000         13,158

St. Paul Companies                                      320,000         12,688

Travelers Property Casualty, Class A                  1,048,000         17,585

UnumProvident                                           740,000         11,670

XL Capital, Class A                                     145,000         11,245

                                                                       128,937

Real Estate   0.5%

Equity Residential, REIT                                375,000         11,066

                                                                        11,066

Thrifts & Mortgage Finance   0.8%

Fannie Mae                                               60,000          4,504

Freddie Mac                                             200,000         11,664

                                                                        16,168

Total Financials                                                       476,545

HEALTH CARE   10.0%

Biotechnology   0.4%

MedImmune *                                             300,200          7,625

                                                                         7,625

Health Care Equipment & Supplies   1.5%

Guidant                                                 258,000         15,531

Medtronic                                               300,000         14,583

                                                                        30,114

Health Care Providers & Services   0.8%

HCA                                                     180,000          7,733

UnitedHealth Group                                      160,000          9,309

                                                                        17,042

Pharmaceuticals   7.3%

Abbott Laboratories                                     182,000          8,481

Bristol-Myers Squibb                                    340,000          9,724

Forest Laboratories *                                   287,000         17,737

Johnson & Johnson                                       165,000          8,524

Merck                                                   285,000         13,167

Pfizer                                                1,496,000         52,854

Schering-Plough                                         750,000         13,042

Wyeth                                                   455,000         19,315

                                                                       142,844


Total Health Care                                                      197,625

INDUSTRIALS & BUSINESS SERVICES   11.3%

Aerospace & Defense   2.4%

Honeywell International                                 440,000         14,709

Lockheed Martin                                         349,000         17,939

Northrop Grumman                                        157,000         15,009

                                                                        47,657


Air Freight & Logistics   1.3%

UPS, Class B                                            340,000         25,347

                                                                        25,347

Airlines   1.1%

JetBlue Airways *                                       405,000         10,740

Ryanair Holdings ADR *                                  212,000         10,736

                                                                        21,476

Building Products   1.0%

Masco                                                   740,000         20,283
                                                                        20,283

Industrial Conglomerates   2.3%

General Electric                                      1,085,000         33,613

Tyco International                                      425,000         11,263

                                                                        44,876


Machinery   1.2%

Danaher                                                 245,000         22,479

                                                                        22,479

Road & Rail   2.0%

Burlington Northern Santa Fe                            555,000         17,954

Union Pacific                                           305,000         21,192

                                                                        39,146

Total Industrials & Business Services                                  221,264

INFORMATION TECHNOLOGY   11.1%

Communications Equipment   1.8%

Cisco Systems *                                         950,000         23,076

Nokia ADR                                               700,000         11,900

                                                                        34,976

Computer & Peripherals   2.0%

Dell *                                                  325,000         11,037

Hewlett-Packard                                         600,000         13,782

Lexmark International, Class A *                        180,000         14,155

                                                                        38,974

Internet Software & Services   0.4%

InterActiveCorp *                                       262,000          8,890

                                                                         8,890

IT Services   0.8%

Accenture, Class A *                                    333,000          8,764

First Data                                              150,400          6,180

                                                                        14,944

Semiconductor & Semiconductor Equipment   3.8%

Analog Devices                                          402,000         18,352

Applied Materials *                                     445,000          9,990

Maxim Integrated Products                               409,000         20,368

Xilinx *                                                670,000         25,956

                                                                        74,666

Software   2.3%

Adobe Systems                                           292,000         11,475

Microsoft                                             1,235,000         34,012

                                                                        45,487

Total Information Technology                                           217,937

MATERIALS   7.4%

Chemicals   3.4%

Dow Chemical                                            670,000         27,852

DuPont                                                  340,000         15,603

Potash Corp./Saskatchewan                               265,000         22,917

                                                                        66,372

Metals & Mining   3.3%

Alcoa                                                   740,000         28,120

Newmont Mining                                          300,000         14,583

Nucor                                                   405,000         22,680

                                                                        65,383

Paper & Forest Products   0.7%

International Paper                                     300,000         12,933

                                                                        12,933

Total Materials                                                        144,688

TELECOMMUNICATION SERVICES   3.5%

Diversified Telecommunication Services   1.7%

BellSouth                                               420,000         11,886

Verizon Communications                                  638,000         22,381

                                                                        34,267

Wireless Telecommunication Services   1.8%

Nextel Communications, Class A *                        475,000         13,328

Vodafone ADR                                            870,000         21,785

                                                                        35,113

Total Telecommunication Services                                        69,380

UTILITIES   1.9%

Electric Utilities   1.2%

Pinnacle West Capital                                   255,000         10,205

PPL                                                     306,000         13,388

                                                                        23,593

Multi-Utilities & Unregulated Power   0.7%

Duke Energy                                             670,000         13,701

                                                                        13,701

Total Utilities                                                         37,294

Total Miscellaneous Common Stocks 0.1%                                   1,594

Total Common Stocks (Cost $1,499,202)                               1,927,229

SHORT-TERM INVESTMENTS   1.7%

Money Market Fund   1.7%

T. Rowe Price Reserve Investment Fund, 1.13% #       32,878,169         32,878

Total Short-Term Investments (Cost $32,878)                            32,878

Total Investments in Securities

99.8% of Net Assets (Cost $1,532,080)                               $1,960,107
                                                                    ----------

  (ss.)  Denominated in U.S. dollars unless otherwise noted

      #  Seven-day yield

      *  Non-income producing

    ADR  American Depository Receipts

    ADS  American Depository Shares

   REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $1,532,080)             $   1,960,107

Other assets                                                             16,442

Total assets                                                          1,976,549

Liabilities

Total liabilities                                                        12,803

NET ASSETS                                                        $   1,963,746
                                                                  -------------

Net Assets Consist of:

Undistributed net investment income (loss)                        $         769

Undistributed net realized gain (loss)                                  (22,602)

Net unrealized gain (loss)                                              428,027

Paid-in-capital applicable to 90,424,580 shares of
$0.01 par value capital stock outstanding;
500,000,000 shares authorized                                         1,557,552

NET ASSETS                                                        $   1,963,746
                                                                  -------------

NET ASSET VALUE PER SHARE                                         $       21.72
                                                                  -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                         Year
                                                                        Ended
                                                                     12/31/03
Investment Income (Loss)

Income

  Dividend                                                         $   32,234

  Interest                                                                104

  Securities lending                                                       21

  Total income                                                         32,359

Expenses

  Investment management                                                10,016

  Shareholder servicing                                                 4,019

  Custody and accounting                                                  153

  Prospectus and shareholder reports                                      139

  Registration                                                             41

  Legal and audit                                                          19

  Directors                                                                13

  Miscellaneous                                                            15

  Total expenses                                                       14,415

Net investment income (loss)                                           17,944

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                 68,162

Change in net unrealized gain (loss) on securities                    362,223

Net realized and unrealized gain (loss)                               430,385

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $  448,329
                                                                   ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                            Year
                                                           Ended
                                                        12/31/03      12/31/02
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                       $    17,944   $    16,659

  Net realized gain (loss)                                68,162       (90,688)

  Change in net unrealized gain (loss)                   362,223      (487,984)

  Increase (decrease) in net assets from operations      448,329      (562,013)

Distributions to shareholders

  Net investment income                                  (17,748)      (16,086)

  Net realized gain                                            -       (15,649)

  Decrease in net assets from distributions              (17,748)      (31,735)

Capital share transactions *

  Shares sold                                            147,726       165,471

  Distributions reinvested                                17,038        30,623

  Shares redeemed                                       (306,791)     (321,591)

  Increase (decrease) in net assets from capital
  share transactions                                    (142,027)     (125,497)

Net Assets

Increase (decrease) during period                        288,554      (719,245)

Beginning of period                                    1,675,192     2,394,437

End of period                                        $ 1,963,746   $ 1,675,192
                                                     -------------------------

*Share information

  Shares sold                                              7,948         8,456

  Distributions reinvested                                   897         1,537

  Shares redeemed                                        (16,348)      (16,976)

  Increase (decrease) in shares outstanding               (7,503)       (6,983)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth & Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 21, 1982. The fund seeks to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying common stocks.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $140,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2003, there were no securities on loan.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $691,328,000 and $824,416,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $17,748,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Unrealized appreciation                                     $      490,106,000
Unrealized depreciation                                            (62,079,000)
Net unrealized appreciation (depreciation)                         428,027,000
Undistributed ordinary income                                          769,000
Capital loss carryforwards                                         (22,602,000)
Paid-in capital                                                  1,557,552,000

Net assets                                                  $    1,963,746,000
                                                            ------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $68,162,000 of capital loss carryforwards. As of December 31, 2003, the fund had $22,602,000 of capital loss carryforwards that expire in 2010.

At December 31, 2003, the cost of investments for federal income tax purposes was $1,532,080,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $257,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $2,833,000 for the year ended December 31, 2003, of which $257,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) have invested. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum

Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended December 31, 2003, the fund was allocated $482,000 of Spectrum Funds' expenses, of which $345,000 related to services provided by Price and $27,000 was payable at period-end. At December 31, 2003, approximately 9% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $603,000.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Growth & Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Growth & Income Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For corporate shareholders, $17,944,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

For taxable non-corporate shareholders, $17,944,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Growth & Income Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected*                 and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President,
(1/28/45)                     and Chief Executive Officer, The Rouse
2001                          Company, real estate developers; Director,
                              Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC,
(1/27/43)                     an acquisition and management advisory firm
1982

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and Pacific
1994                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos**               Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
1994

Paul M. Wythes**              Founding Partner, Sutter Hill Ventures, a
(6/23/33)                     venture capital limited partnership, providing
1982                          equity capital to young high-technology
                              companies throughout the United States; Director, Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

** Retired from Board of Directors effective December 31, 2003.

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe Price
(8/15/53)                     and T. Rowe Price Group, Inc.
1997
[39]

James S. Riepe                Director and Vice President, T. Rowe Price;
(6/25/43)                     Vice Chairman of the Board, Director, and
1982                          Vice President, T. Rowe Price Group, Inc.;
[107]                         Chairman of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Chairman of the Board,
                              Growth & Income Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1994                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Jeffrey A. Arricale, CPA (4/11/71) Vice President, T. Rowe Price; formerly Vice President, Growth & Income Fund Manager, Assurance, KPMG LLP (to 1999);
                                        student, The Wharton School, University
                                        of Pennsylvania (to 2001)

Laurie M. Bertner (10/8/77)             Vice President, T. Rowe Price; formerly
Vice President, Growth & Income Fund    student, Emory University, Atlanta (to
                                        2000); Financial Analyst, Legacy Asset
                                        Management (to 2000)

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Growth & Income Fund    Price Group, Inc., and T. Rowe Price
                                        Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Growth & Income Fund         Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Arthur B. Cecil III, CFA (9/15/42)      Vice President, T. Rowe Price and
Vice President, Growth & Income Fund    T. Rowe Price Group, Inc.

Anna M. Dopkin, CFA (9/5/67)            Vice President, T. Rowe Price and
President, Growth & Income Fund         T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Growth & Income Fund    Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

David R. Giroux, CFA (6/8/75)           Vice President, T. Rowe Price and
Vice President, Growth & Income Fund    T. Rowe Price Group, Inc.

Michael W. Holton (9/25/68)             Vice President, T. Rowe Price and
Vice President, Growth & Income Fund    T. Rowe Price Group, Inc.

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Growth & Income Fund    Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement Plan
                                        Services, Inc.

David M. Lee, CFA (11/13/62)            Vice President, T. Rowe Price and
Vice President, Growth & Income Fund    T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, Growth & Income Fund         and T. Rowe Price Investment Services,
                                        Inc.

Karen M. Regan (4/16/67)                Assistant Vice President, T. Rowe Price
Vice President, Growth & Income Fund

Jeffrey Rottinghaus, CPA (2/20/70)      Vice President, T. Rowe Price; formerly
Vice President, Growth & Income Fund    Information Technology Consultant,
                                        Kelly-Lewey & Associates (to 1999);
                                        student, The Wharton School, University
                                        of Pennsylvania (to 2001)

Robert W. Sharps, CFA (6/10/71)         Vice President, T. Rowe Price and
Vice President, Growth & Income Fund    T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Robert W. Smith (4/11/61)               Vice President, T. Rowe Price, T. Rowe
Vice President, Growth & Income Fund    Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Growth & Income Fund

R. Candler Young (9/28/71)              Vice President, T. Rowe Price and
Vice President, Growth & Income Fund    T. Rowe Price Group, Inc.; formerly
                                        Investment Banking Summer Associate,
                                        Goldman Sachs & Company (to 1999)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $11,373               $11,305
     Audit-Related Fees                         666                    --
     Tax Fees                                 2,954                 2,737
     All Other Fees                             124                   195

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth & Income Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004